Income tax expense (Details 2) - CNY (¥) ¥ in Thousands	12 Months Ended
	Dec. 31, 2016	Dec. 31, 2015	Dec. 31, 2014
Balance as of January 1	¥ 17,471
Balance as of December 31	18,170	¥ 17,471
Valuation Allowance of Deferred Tax Assets [Member]
Balance as of January 1	17,471	2,044	¥ 9,901
Additions	1,014	16,707	227
Reversals	(315)	(1,280)	(8,084)
Balance as of December 31	¥ 18,170	¥ 17,471	¥ 2,044